Capital Management and Solvency - Aegon's Estimated Capital Position (Detail) - Aegon Ltd. solvency ratio - EUR (€) € in Millions		6 Months Ended	12 Months Ended
		Jun. 30, 2026 [1]	Dec. 31, 2025
Disclosure Of Estimated Capital Position [Line Items]
Group Eligible Own Funds		€ 11,378	€ 11,901
Group SCR		€ 6,715	€ 6,464
Group Solvency ratio	[2]	169.00%	184.00%

[1]	The solvency ratios are estimates and are not final until filed with the respective supervisory authority
[2]	Including our share of a.s.r. Excess of Assets over Liabilities (minus own shares and minus minority interests) and SCR in our Group Solvency numbers.